Share-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jun. 30, 2013	Jul. 01, 2012	Dec. 31, 2009	Dec. 31, 2008
Share-Based Compensation Costs [Abstract]
Share-based compensation cost	$ 1	$ 23	$ 25	$ 48
Restricted Share Grants [Abstract]
Restricted share grants granted in the period					100,000	266,795
Restricted share grants granted in the period, granted and forfeited						42,535
Unvested RSGs	0	25,424	0	25,424
Unvested RSGs, weighted average grant date fair value	$ 6.04	$ 6.04	$ 6.04	$ 6.04
Aggregate intrinsic value, unvested RSGs	$ 0		$ 0
Aggregate fair value, vested RSGs			$ 1
Number of RSGs
Unvested, beginning balance			25,424
Vested			(25,424)
Unvested, ending balance	0	25,424	0	25,424
Weighted-Average Grant Date Fair Value
Unvested, beginning balance			$ 6.04
Vested			$ 6.04
Unvested, ending balance	$ 6.04	$ 6.04	$ 6.04	$ 6.04